Long-Term Investments	12 Months Ended
Dec. 31, 2021
Long Term Investments [Abstract]
Long-Term Investments

9.   LONG-TERM INVESTMENTS

As at December 31, 2020 and 2021, long-term investments consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd.	24,489,092	25,424,106	3,989,597
Other	1,000,000	10,787,859	1,692,850
Equity securities with readily determinable fair values
China Gingko Education Group Company Limited	56,354,913	39,852,428	6,253,716
Zhejiang New Century Hotel Management Co., Ltd.	180,457,226	—	—
Equity securities without readily determinable fair values
Other	3,523,212	6,233,255	978,134
Available-for-sale debt investment
Yibon	103,701,474	106,493,137	16,711,097
Total	369,525,917	188,790,785	29,625,394

Equity method investments

None of the Group’s equity method investments was considered individually or in aggregate significant for the years ended December 31, 2020 and 2021.

Equity securities with readily determinable fair values

In January 2019, the Group acquired 5.56% equity interest, 27,776,000 ordinary shares, in China Gingko Education Group Company Limited with HK$40.40million during its initial public offering in the Hong Kong Stock Exchange and further acquired 2.71% equity interest, 13,560,000 ordinary shares with HK$19.53million through secondary market.

On March 11, 2019, the Group acquired 4.95% of shares in Zhejiang New Century Hotel Management Co., Ltd. in its global offering in the Hong Kong Stock Exchange, for a total amount of USD29.2 million. In April 2021, the Group disposed all its shares for a total amount of USD32.4million.

9.   LONG-TERM INVESTMENTS (Continued)

Investment in Yibon

In April 2017, the Group acquired a 30% interest in Yibon for cash consideration of RMB103,701,474 in form of capital injection into the target company. The terms of investment in 30% equity interest in the ordinary shares of Yibon includes a contingent redemption clause if certain specified criteria are not met. As a result, the investment is accounted for as a cost method investment as the shares are not in-substance common stock prior to January 1, 2019. Along with the adoption of ASU 2016-01, the Group accounted it as equity securities without readily determinable fair values.

As of December 31, 2020, the performance period had elapsed and the criterion had been determined to be not met, therefore the Group has the option to require Yibon to redeem the investment at the Group’s discretion. Therefore, the Group reclassified it to available-for-sale debt security and recorded it at its fair value.

The holders of 70% of equity interest in Yibon had the right to exchange their equity interest in Yibon into the Company’s shares within a certain period after Yibon delivered an audited consolidated financial report for the year of 2019 in accordance with a formula using Yibon’s net profit achieved in the year of 2019 as calculation basis. Yibon recorded a net loss in 2019, as such, those holders were unable to exchange their equity interests in Yibon for the Company’s shares.